UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     February 06, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $221,790 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCREDITED HOME LENDRS HLDG    COM              00437P107     6291   230000 SH       SOLE                   230000        0        0
ARK RESTAURANTS CORP           COM              040712101     3441   104624 SH       SOLE                   104624        0        0
CHIPMOS TECH BERMUDA LTD       SHS              G2110R106    22539  3319388 SH       SOLE                  3319388        0        0
COMSTOCK HOMEBUILDING COS IN   CL A             205684103     7698  1338762 SH       SOLE                  1338762        0        0
DOMINION HOMES INC             COM              257386102      166    31522 SH       SOLE                    31522        0        0
EDUCATE INC                    COM              28138P100     4658   654252 SH       SOLE                   654252        0        0
EXPRESS SCRIPTS INC            COM              302182100    10845   151468 SH       SOLE                   151468        0        0
FIRST BANCORP P R              COM              318672102      630    66100 SH       SOLE                    66100        0        0
GREENFIELD ONLINE INC          COM              395150105    35662  2493813 SH       SOLE                  2493813        0        0
INVESTOOLS INC                 COM              46145P103    38711  2807206 SH       SOLE                  2807206        0        0
LEAR CORP                      COM              521865105    11393   385800 SH       SOLE                   385800        0        0
LEVITT CORP                    CL A             52742P108     9531   778700 SH       SOLE                   778700        0        0
MICROSOFT CORP                 CALL             594918904    33324  1116000 SH  CALL SOLE                        0        0  1116000
NETFLIX COM INC                COM              64110L106     6048   233891 SH       SOLE                   233891        0        0
PHOTOMEDEX INC                 COM              719358103      511   460452 SH       SOLE                   460452        0        0
PLANETOUT INC                  COM              727058109     5457  1186273 SH       SOLE                  1186273        0        0
SIRVA INC                      COM              82967Y104     4402  1264900 SH       SOLE                  1264900        0        0
STEWART W P & CO LTD           COM              G84922106     3775   238300 SH       SOLE                   238300        0        0
TARRAGON CORP                  COM              876287103     4094   336438 SH       SOLE                   336438        0        0
TRX INC                        COM              898452107     3551   532375 SH       SOLE                   532375        0        0
WAL MART STORES INC            CALL             931142903     4618   100000 SH  CALL SOLE                        0        0   100000
ZIPREALTY INC                  COM              98974V107     4445   593494 SH       SOLE                   593494        0        0